Organization	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 1 - Organization

Play LA Inc. ("the Company"), a Tortola, British Virgin Island holding company, was incorporated under the International Business Companies Act on September 27, 2005. The principal business of the Company was to identify and acquire businesses and assets relating to online content publishing and internet advertising solutions for online gaming operators. Specifically, the Company’s roll-up strategy has focused primarily on the United Kingdom (“UK”) and Western European based online gaming content websites to create a comprehensive, customized, and responsive advertising network to service the advertising and promotional needs of online gaming operations. Substantially all of the Company's efforts have been directed towards raising capital and developing a corporate structure. Effective May 1st, 2007, the Company acquired two online advertising websites. These websites were the Company’s first acquisitions. Advertising revenues are generated through these websites. Since the revenue generated is consistent, the Company is deemed to have emerged from the development stage as of the acquisition date. The Company’s common shares are publicly traded on the OTC Bulletin Board under the ticker symbol, “PLLAF.”